Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2026
Cost of Sales [Abstract]
Schedule of Cost of Sales
	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Purchases	11,684,616	10,877,470	2,663,568
Marketing	2,492,536	362,482	88,761
Depreciation of plant and equipment	1,385,801	2,321,680	568,510
Software development	618,000	2,205,200	539,987
Server maintenance	20,607,243	16,635,889	4,073,629
Employee benefit expenses	1,435,890	2,067,926	506,372
Total	38,224,086	34,470,647	8,440,826